STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Remaining Contractual Term (years)
Warrants outstanding		5 years
Common Stock Warrants
Number of shares
Exercised (in shares)		0
Granted (in shares)		985,533
Warrants outstanding at end (in shares)		985,533
Weighted-Average Exercise Price
Granted (in dollars per share)		$ 2.00
Warrants outstanding at end (in dollars per share)		$ 2.00
Weighted Average Remaining Contractual Term (years)
Granted		5 years
Warrants outstanding		4 years 1 month 24 days
Warrants issued	985,533		0
Warrants exercisable price	$ 2.00	$ 0.91
Fair value of warrant		$ 896
Pre Funded Warrants
Number of shares
Granted (in shares)		2,168,000
Warrants outstanding at end (in shares)		2,168,000
Weighted-Average Exercise Price
Granted (in dollars per share)		$ 0.01
Warrants outstanding at end (in dollars per share)		$ 0.01
Weighted Average Remaining Contractual Term (years)
Warrants issued	2,168,000	0
Warrants exercisable price	$ 0.01	$ 0.01
Fair value of per warrant		1.99
Exercise less amount		$ 2.00
Proceeds from Warrant	$ 4,314